Future Income Taxes (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) 1	$ 103,921